Provisions	12 Months Ended
Dec. 31, 2025
Disclosure Of Provisions [Line Items]
Provisions
32 Provisions

	2025	2024

On January 1	98	83

Additional provisions	89	45

Disposal of a business	(1)	(1)

Unused amounts reversed through the income statement	-	(2)

Used during the year	(82)	(32)

Net exchange differences	(7)	5

On December 31	97	98

Current	15	91

Non-current	82	7
The provisions on December 31, 2025, consisted of restructuring provisions of EUR 81 million (2024: EUR 7 million), litigation provisions of EUR 2 million (2024: EUR 67 million) and other provisions of EUR 13 million (2024: EUR 24 million). The restructuring provisions mainly include expected redundancy payments related to the announced relocation of Aegon’s head office to the United States. The litigation provisions in 2025 mainly decreased due to the payment of a settlement regarding the putative class action alleging that several
US-based
Aegon subsidiaries mischaracterized agents as independent contractors instead of employees (see note
39 Commitments and contingencies
).

Aegon Ltd. [member]
Disclosure Of Provisions [Line Items]
Provisions
16 Provisions
The provisions on December 31, 2025, mainly consisted of restructuring provisions of EUR 74 million (2024: nil). The restructuring provisions mainly include expected redundancy payments related to the announced relocation of Aegon’s head office to the United States. The provision is non-current
and is expected to be used within 5 years.